Operating Leases (Details)	12 Months Ended
Jul. 31, 2022 USD ($)
Operating Leases (Details) [Line Items]
Weighted average remaining lease term	16 years 8 months 4 days
Weighted average discount rate	2.96%
Minimum [Member]
Operating Leases (Details) [Line Items]
Operating leases extended period	5 years
Lease payments (in Dollars)	$ 30,188
Maximum [Member]
Operating Leases (Details) [Line Items]
Operating leases extended period	49 years
Lease payments (in Dollars)	$ 34,716